Advisors Series Trust
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

January 30, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
Shenkman Capital Floating Rate High Income Fund (S000046128)
Shenkman Capital Short Duration High Income Fund (S000038872)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Shenkman Capital Floating Rate High Income Fund and the Shenkman Capital Short Duration High Income Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment dated January 28, 2025, and filed electronically as Post-Effective Amendment No. 1156 to the Trust’s Registration Statement on Form N‑1A on January 23, 2025.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7235 or lillian.kabakali1@usbank.com.

Sincerely,

/s/ Lillian A. Kabakali
Lillian A. Kabakali
Secretary
Advisors Series Trust